CASH FLOW – OTHER ITEMS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flow arising from changes in:
Gain on non-hedge derivatives	$ 0	$ (1)	$ 0	$ (2)
Loss on warrant investments at FVPL	1	3	3	5
Tanzania education program	0	0	0	30
Tax interest and penalties	61	0	61	0
Share-based compensation expense	5	6	18	25
Change in estimate of rehabilitation costs at closed mines	(9)	(13)	(11)	9
Inventory impairment charges	8	1	22	10
Non-cash revenue recognized on Pueblo Viejo gold and silver streaming agreement	(9)	(7)	(16)	(17)
Change in other assets and liabilities	(40)	(13)	(59)	20
Settlement of share-based compensation	(7)	0	(46)	(29)
Settlement of rehabilitation obligations	(39)	(39)	(71)	(77)
Other operating activities	(29)	(63)	(99)	(26)
Cash flow arising from changes in:
Accounts receivable	42	(31)	81	(25)
Inventory	40	(3)	12	(75)
Value added taxes receivable	(52)	(53)	(151)	(94)
Other current assets	(12)	(8)	(13)	29
Accounts payable	91	71	(50)	(48)
Other current liabilities	3	(9)	(8)	(11)
Change in working capital	112	(33)	(129)	(224)
Income taxes payable settled against VAT receivables	12	28	29	56
Other duties and liabilities settled against VAT receivables	$ 8	$ 73	$ 8	$ 98